Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)		Apr. 30, 2025	Oct. 31, 2024
Current Assets
Cash and cash equivalents		$ 1,351,285	$ 547,498
Accounts receivable, net		123,257	330,892
Inventories		65,821	71,486
Advances to suppliers		2,647	19,168
Loans receivable from franchisees, net		996,605	745,992
Other receivables and other current assets		3,044,981	1,114,871
Total current assets		5,584,630	2,844,246
Non-current Assets
Property and equipment, net		88,967	103,960
Intangible assets, net		6,980	7,621
Operating lease right of use asset		91,198	70,739
Other non-current assets		60,657	56,717
Total non-current assets		247,802	239,037
TOTAL ASSETS		5,832,432	3,083,283
Current liabilities
Accounts payable		16,803	24,069
Taxes payable		1,198,269	1,001,024
Operating lease liabilities – current		28,402	17,573
Contract liability		118,277	325,924
Accruals and other payables		149,721	155,863
Total current liabilities		1,518,932	1,524,453
Non-current liabilities
Operating lease liabilities – non-current		63,060	52,745
Total non-current assets		63,060	52,745
TOTAL LIABILITIES		1,581,992	1,577,198
Commitments and contingencies
Shareholders’ equity
Ordinary shares (2,500,000,000 shares authorized, par value $0.00002, 29,374,403 shares issued and outstanding as of April 30, 2025 and 25,000,000 shares issued and outstanding as of October 31, 2024)	[1]	587	500
Additional paid in capital		23,751,471	1,161,211
Statutory reserve		131,962	131,962
Accumulated deficits		(19,564,205)	271,788
Accumulated other comprehensive loss		(69,375)	(59,376)
Total Shareholders’ equity		4,250,440	1,506,085
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		5,832,432	3,083,283
Related Party
Current Assets
Due from related parties		34	$ 14,339
Current liabilities
Due to related parties		$ 7,460

[1]	Certain shares are related to the IPO (See Note 14).